Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

These consolidated financial statements consist of financial records of the Company and its wholly-owned subsidiaries. Subsidiaries are entities controlled by the Company. Subsidiaries are consolidated from the date that control commences until the date that control ceases. Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing these consolidated financial statements.

Joint arrangements

Joint arrangements

The Company undertakes certain business activities through joint arrangements. Interests in joint arrangements have been classified as joint operations. Joint control exists for contractual arrangements governing the Company’s assets whereby Greenfire has less than one hundred per cent working interest, all of the partners have control of the arrangement collectively, and spending on the project requires unanimous consent of all parties that collectively control the arrangement and share the associated risks. A joint operation is established when the Company has rights to the assets and obligations for the liabilities of the arrangement. The Company only recognizes its proportionate share in assets, liabilities, revenues and expenses associated with its joint operations.

Foreign currency translation

Foreign currency translation

Foreign currency transactions are translated into Canadian Dollars at exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the rate of exchange on the reporting date. Any resulting exchange differences are recognized in net income. Non-monetary assets and liabilities denominated in a foreign currency are measured at historical cost and are translated into the functional currency using the rates of exchange as at the dates of the initial transactions.

Operating segments

Operating segments

The Company identifies its operating segments based on internal reporting provided to the chief operating decision maker, to make decisions about resources to be allocated and assess performance. Greenfire’s chief operating decision maker is identified as the Company’s President. The Company has one reportable operating segment which is made up of its oil sands operations based on geographic location (Athabasca oil sands region of Alberta, Canada), nature of the products sold and integration of facilities and operations. The Company determines its operating segments based on the differences in the nature of operations, products sold, marketing arrangements, economic characteristics, regulatory environments and management. All of the Company’s non-current assets are located in and revenue is earned in Canada.

Financial instruments

Financial instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired, or when the Company has transferred substantially all risks and rewards of ownership. Financial assets and liabilities are offset and the net amount is reported on the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

The following table summarizes the method by which the Company measures its financial instruments on the consolidated statements of financial position:

Financial Instrument	Classification
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Risk management contracts	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Warrant liability	FVTPL
Long-term debt	Amortized cost

Financial assets and liabilities measured at amortized cost

A financial asset is classified in this category if the asset is held within a business entity whose objective is to collect contractual cash flows on specified dates that are solely payments of principal and interest. At initial recognition, financial assets at amortized cost are recognized at fair value plus transaction costs, except for trade receivables that do not have a significant financing component which are measured at transaction price. Subsequent to initial recognition, these financial assets are recorded at amortized cost using the effective interest method less any impairment losses. At each reporting period an assessment is made whether there is objective evidence that a financial asset is impaired based on expected credit loss information. For the Company’s financial assets measured at amortized cost, loss allowances are determined based on the expected credit loss over the asset’s lifetime. Expected credit losses are a probability-weighted estimate of credit losses, considering possible default events over the expected life of a financial asset.

If a financial liability is not measured at fair value through profit or loss (“FVTPL”), it is measured at amortized cost. For interest bearing debt, this is the fair value of the proceeds received net of transaction costs associated with the borrowing. After initial recognition, financial liabilities are subsequently measured at amortized cost using the effective interest method. Amortized cost is calculated by taking into account any transaction costs and any discount or premium on settlement.

Risk management contracts

Risk management contracts executed by the Company to manage market risk are classified as FVTPL. The Company has not designated any of its financial derivative contracts as hedging instruments. The estimated fair value of these instruments is determined by reference to observable market data including commodity price curves, and foreign currency curves. Transaction costs are charged to the statements of income and comprehensive income as incurred. Realized gains and losses on risk management contracts are recorded as gains and losses in the statements of net income and comprehensive income in the period they occur. Changes in fair value of the derivative contracts are recorded as unrealized gains and losses on derivative contracts in the statements of net income and comprehensive income.

Warrant liability

The warrants issued are classified as a financial liability due to their exercise features and are measured at fair value upon issuance and at each subsequent reporting period. The changes in fair value are recognized in net income. The fair value of these warrants is determined using the Black-Scholes option valuation model.
Fair value measurement

Fair value measurement

All fair value measurements used or disclosed in these consolidated financial statements are categorized using a three-level hierarchy based upon the inputs used to measure the fair value:

Level 1: Unadjusted, quoted prices for identical assets or liabilities in active markets;

Level 2: Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly for substantially the full term of the asset or liability; and

Level 3: Significant, unobservable inputs for use when little or no market data exists, requiring a significant degree of judgment.

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

At each reporting date, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing the level of classification for each asset or liability measured or disclosed at fair value. Fair values in these financial statements have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

●	The value in use or fair value less costs of disposal is calculated to determine the recoverable amount of non-financial assets that are tested for impairment.
●	The fair value of risk management contracts is based on listed market prices.
●	The fair value of long-term debt is measured using period-end prices from the secondary market.
●	The fair value of the warrant liability is determined using the Black-Scholes option pricing model, incorporating observable market data inputs.

Revenue

Revenue

Revenue is measured based on consideration to which the Company expects to be entitled to in a contract with a customer. The Company recognizes revenue primarily from the sale of diluted and non-diluted bitumen. Revenue is recognized when its single performance obligation is satisfied. This occurs when the product is delivered, control of the product and title or risk of loss transfers to the customer at contractually specified transfer points. This transfer coincides with title passing to the customer and the customer taking physical possession of the commodity. The Company principally satisfies its single performance obligations at a point in time. Transaction prices are determined at inception of the contract and allocated to the performance obligations identified. Payment is generally received in the following month after the sale has occurred.

The Company sells its production pursuant to fixed and variable-priced contracts. The transaction price for variable-priced contracts is based on the commodity price, adjusted for quality, location, or other factors, whereby each component of the pricing formula can be either fixed or variable, depending on the contract terms. Revenue is recognized when a unit of production is delivered to the contract counterparty. The amount of revenue recognized is based on the agreed upon transaction. Royalty expenses are recognized as production occurs.

The Company has long-term marketing agreements with a single counterparty (“Sole Petroleum Marketer”), granting exclusive marketing rights over its current assets’ production and diluent purchases until April 2026 and until October 2028 for specific assets’ production. Fees paid to the Sole Petroleum Marketer as part of these agreements are expensed as incurred as transportation and marketing expenses. As a result of these marketing agreements, the Company is exposed to concentration and credit risk.

Inventories

Inventories

Inventories consist of crude oil products and warehouse materials and supplies. The carrying value of inventory includes direct and indirect expenditures incurred in the normal course of business in bringing an item or product to its existing condition and location. The Company values crude oil inventories at the lower of cost and net realizable value on a weighted average cost basis. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. If the carrying value exceeds net realizable value, a write-down is recognized. A change in circumstances could result in a reversal of the write-down for the inventory that remains on hand in a subsequent period.

Emissions liabilities and credits

Emissions liabilities and credits

Emissions liabilities are recorded in the period in which the emissions occur using the best estimate of the amount required by Greenfire to settle its obligations, including the carrying value of emissions credits held on hand, and the expected market price of additional credits required. Emissions credits purchased or internally generated for use by Greenfire are recorded at cost and are carried at the lower of cost or net realizable value in inventories.

Property, plant and equipment (“PP&E”)

Property, plant and equipment (“PP&E”)

PP&E is measured at the cost to acquire, less accumulated depletion and depreciation, and net of any impairment losses. The Company begins capitalizing oil exploration costs after the right to explore has been obtained and includes land acquisition costs, geological and geophysical activities, drilling expenditures and costs incurred for the completion and testing of exploration wells. The Company capitalizes all subsequent investments attributable to the development of its oil assets if the expenditures are considered a betterment and provide a future benefit beyond one year. Costs of planned major inspections, overhaul and turnaround activities that maintain PP&E and benefit future years of operations are capitalized and depreciated on a straight-line basis over the period to the next turnaround. Recurring planned maintenance activities performed on shorter intervals are expensed. Replacements of equipment are capitalized when it is probable that future economic benefits will flow to the Company. The Company’s capitalized costs primarily consist of pad construction, drilling activities, completion activities, well equipment, processing facilities, gathering systems and pipelines. Borrowing costs attributable to long-term development projects are also capitalized.

Capitalized costs are classified as exploration and evaluation (“E&E”) assets if technical feasibility and commercial viability have not yet been established. Technical feasibility and commercial viability are generally deemed to exist when proved reserves are present and the Company has sanctioned the project for commercial development. Capitalized costs are classified as PP&E assets if they are attributable to the development of oil reserves after technical feasibility and commercial viability have been achieved. Once the technical feasibility and commercial viability of E&E assets have been established, the E&E assets are tested for impairment and reclassified to PP&E. The majority of the Company’s PP&E is depleted using the unit-of-production method relative to the Company’s estimated total recoverable proved plus probable (2P) reserves. The depletion base consists of the historical net book value of capitalized costs, plus the estimated future costs required to develop the Company’s estimated recoverable proved plus probable reserves. The depletion base excludes E&E and the cost of assets that are not yet available for use in the manner intended by Management.

There were no E&E assets as at December 31, 2025 and 2024.

Impairment of non-financial assets

Impairment of non-financial assets

For the purpose of estimating the asset’s recoverable amount, PP&E assets are grouped into Cash Generating Units (“CGU”). A CGU is the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets. The Company’s PP&E assets are currently grouped into a single CGU—Hangingstone.

PP&E assets are reviewed at each reporting date to determine whether there is any indication of impairment. If indicators of impairment exist, the recoverable amount of the asset or CGU is estimated as the greater of value-in-use (“VIU”) and fair value less costs of disposal (“FVLCOD”). VIU is estimated as the discounted present value of the expected future cash flows from continuing use of the asset or CGU. FVLCOD is the amount that would be realized from the disposition of an asset or CGU in an arm’s length transaction between knowledgeable and willing parties. An impairment loss is recognized in earnings or loss if the carrying amount of the asset or CGU exceeds its estimated recoverable amount.

At each reporting period, PP&E, E&E and right-of-use (“ROU”) assets are tested for impairment reversal at the CGU level when facts and circumstances suggest that the recoverable amount of the CGU may exceed the carrying value. Impairment reversal is limited to the carrying amount which would have been recorded had no historical impairment been recorded.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method of accounting in which identifiable assets acquired, and liabilities assumed in a business combination are recognized and measured at their fair value at the date of the acquisition. If the cost of the acquisition is less than the fair value of the net asset acquired, the difference is recognized in net income. If the cost of the acquisition is greater than the fair value of the net assets acquired, the difference is recognized as goodwill.

Provisions and contingent liabilities

Provisions and contingent liabilities

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. The Company’s provisions primarily consist of decommissioning liabilities associated with dismantling, decommissioning, and site disturbance remediation activities related to its oil assets.

At initial recognition, the Company recognizes a decommissioning asset and corresponding liability on the statements of financial position. Decommissioning liabilities are measured at the present value of expected future cash outflows required to settle the obligations at the reporting date, using management’s best estimate of expenditures required to settle the liability. Decommissioning liabilities are measured based on the estimated future inflation rate and then discounted to net present value using a credit adjusted risk-free discount rate. Any change in the present value, as a result of a change in discount rate or expected future costs, of the estimated obligation is reflected as an adjustment to the provision and the corresponding item of property, plant and equipment. The liability for decommissioning costs is increased each period through the unwinding of the discount, which is included in finance and interest costs in the consolidated statements of comprehensive income. Decommissioning liabilities are remeasured at each reporting period primarily to account for any changes in estimates or discount rates. Actual expenditures incurred to settle the obligations reduce the liability.

Contingent liabilities reflect a possible obligation that may arise from past events and the existence of which can only be confirmed by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of the Company. Contingent liabilities are not recognized on the statements of financial position unless they can be measured reliably and the possibility of an outflow of economic benefits in respect of the contingent obligation is considered probable. Disclosure of contingent liabilities is provided when there is a less than probable, but more than remote, possibility of material loss to the Company.

Leases

Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. A lease obligation and corresponding ROU asset are recognized at the commencement of the lease. Lease liabilities are initially measured at the present value of the unavoidable lease payments and discounted using the Company’s incremental borrowing rate when an implicit rate in the lease is not readily available. Interest expense is recognized on the lease obligations using the effective interest rate method. The ROU assets are recognized at the amount of the lease liabilities, adjusted for lease incentives received and initial direct costs, on commencement of the leases. ROU assets are depreciated on a straight-line basis over the shorter of the asset’s useful life and the lease term. Depreciation on the ROU assets is recognized in the consolidated statement of comprehensive income. Where appropriate, depreciation charges to the ROU assets may be capitalized as additions to PP&E. The Company is required to make judgements and assumptions on incremental borrowing rates and lease terms. The carrying balance of the leased assets and lease liabilities, and related interest and depreciation expense, may differ due to changes in market conditions and expected lease terms. Short-term and low value leases have not been included in the measurement of lease liabilities.

Income taxes

Income taxes

Income tax is comprised of current and deferred tax. Income tax recovery (expense) is recognized in the consolidated statement of comprehensive income except to the extent that it relates to share capital, in which case it is recognized in equity. Current tax is the expected tax payable (receivable) on the taxable income for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination and does not affect profit, other than temporary differences that arise in shareholder’s equity. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset on the consolidated statements of financial position if there is a legally enforceable right to offset and they relate to income taxes levied by the same tax authority. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are not recognized until such time that it is more likely than not that the related tax benefit will be realized.

Stock-based compensation

Stock-based compensation

The Company has outstanding share awards issued under legacy stock-based incentive plans including restricted share units (“RSUs”) and performance share units (“PSUs”). Performance warrants (“PWs”) and deferred share units (“DSUs”) were also issued under these legacy plans; however, no PWs or DSUs were outstanding as at December 31, 2025. The Company does not expect to grant further share awards.

RSUs and PSUs can be settled in either cash or shares issued from treasury, at the sole discretion of the Board of Directors. The Board of Directors intends to settle all incentive units with shares issued from treasury, therefore the share awards have been accounted for as equity-settled compensation. Equity-settled awards may be settled net of shares withheld to satisfy the holders’ statutory tax withholding obligations.

The grant date fair value of share awards is estimated using the Company’s prevailing share price and assumptions relating to the risk-free interest rate, expected award life, expected volatility, and expected dividend yield. The number of awards expected to vest is revised at each reporting date to reflect management’s expectations for the outcome of service and non-market performance conditions.

The equity-settled share awards are expensed over the vesting period of the grants, with a corresponding increase to contributed surplus. When exercised, any cash proceeds along with the amount previously recorded as contributed surplus are recorded as share capital.

Per share information

Per share information

Basic per share information is calculated using the weighted average number of common shares outstanding during the year. Diluted per share information is calculated using the basic weighted average number of common shares outstanding during the year, adjusted for the number of shares that could have had a dilutive effect on net income during the year had in the-money and outstanding equity compensation units been exercised.

Standards issued but not effective

Standards issued but not effective

IFRS 18 ‘Presentation and Disclosure in Financial Statements’ was issued in April 2024 by IASB and replaces IAS 1 ‘Presentation of Financial Statements’. The standard introduces defined structure to the Statement of Comprehensive Income with related specific disclosure requirements. IFRS 18 is effective January 1, 2027 and is required to be adopted retrospectively. Early adoption is permitted. The Company is assessing the impact of IFRS 18 on the Company’s consolidated financial statements.